INVENTORIES	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
INVENTORIES	NOTE 3 – INVENTORIES Inventories consist of the following as of December 31, 2025 and 2024:
	December 31,
	2025	2024

Raw materials	$314	225	$
Work in process	105	519
Finished goods	788	560
	$1,207	$1,304